Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net
14.	INTANGIBLE ASSETS, NET

	As of December 31, 2019
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$217,610	$(179,167)	$(35,940)	$2,503
Operating rights for licensed games	47,227	(27,992)	(12,365)	6,870
Domain names and trademarks	26,301	(9,896)	(16,176)	229
Computer software	13,273	(12,953)	0	320
Developed technologies	8,200	(868)	(7,332)	0
Others	2,738	(903)	(1,835)	0

Total	$315,349	$(231,779)	$(73,648)	$9,922

	As of December 31, 2020
Items	Gross Carrying Amount	Accumulated Amortization	Impairment	Net Carrying Amount
Purchased video content	$212,999	$(161,160)	$(50,088)	$1,751
Operating rights for licensed games	51,856	(35,017)	(14,026)	2,813
Domain names and trademarks	27,536	(10,243)	(17,219)	74
Computer software	11,749	(11,545)	0	204
Developed technologies	8,699	(918)	(7,781)	0
Others	2,928	(966)	(1,962)	0

Total	$315,767	$(219,849)	$(91,076)	$4,842

Impairment Losses
In 2020, Sohu recognized a $1.5 million impairment loss related to Sohu Video’s purchased video content pursuant to the Sohu Group’s policy on impairment of overseas content. Changyou recognized a $2.7 million impairment loss related to content and game licenses, of which $0.8 million was recognized as impairment of intangible assets and $1.9 million was recognized as impairment of prepaid and other current assets.
In 2019, Sohu recognized a $7.2 million impairment loss for a domain name related to the 56.com Website, mainly due to enhanced restrictions that Chinese regulatory authorities imposed on the broadcasting industry, which had an adverse effect on the operation of the 56.com Website. Also in 2019, Sohu recognized a $4.0 million impairment loss related to Sohu Video’s purchased video content pursuant to the Sohu Group’s policy on impairment of overseas content.
In 2018, Sohu recognized $10.4 million in losses related to Sohu Video’s purchased video content, of which $9.8 million was recognized as impairment of intangible assets and $0.6 million was recognized as impairment of prepaid and other current assets, as Sohu Video’s revenues for 2018 did not meet management’s expectations.
Amortization
In 2020, 2019 and 2018, amortization of intangible assets was $14.4 million, $38.8 million and $58.1 million, respectively.
As of December 31, 2020, amortization expenses for future periods are estimated to be as follows:

For the year ended December 31,	(in thousands)
2021	3,346
2022	1,177
2023	279
2024	40
2025	0

Thereafter	0

Total expected amortization expense	$4,842